Self Administration Transaction	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Self Administration Transaction
Note 4. Self Administration Transaction
Overview
On June 28, 2019, we, our Operating Partnership and our TRS entered into a series of transactions, agreements, and amendments to our existing agreements and arrangements with our then-sponsor SAM and SmartStop OP Holdings, LLC (“SS OP Holdings”), a subsidiary of SAM, pursuant to which, effective June 28, 2019, we acquired the self storage advisory, asset management and property management businesses and certain joint venture interests of SAM, along with certain other assets of SAM.
As a result of the Self Administration Transaction, SAM is no longer our sponsor, and we are self-managed and succeed to the advisory, asset management and property management businesses and certain joint ventures previously in place for us, SST IV, SSGT II, and we have the internal capability to originate, structure and manage additional future investment products which would be sponsored by SRA.

Agreements
Contribution Agreement
On June 28, 2019, we along with our Operating Partnership, as contributee, and SAM and SS OP Holdings, as contributor, entered into a Contribution Agreement (the “Contribution Agreement”) whereby the Operating Partnership acquired the Self Storage Platform and certain other assets, including (a) SAM’s, or its subsidiaries’, 100% membership interests in our Former External Advisor and Former External Property Managers, the advisor and property manager for SST IV, the advisor and property manager for SSGT II, entities related to the Tenant Programs joint ventures, and certain entities related to SAM’s self storage business in Canada; (b) all equipment, furnishings, fixtures and computer equipment as set forth in the Contribution Agreement; (c) certain personal property as set forth in the Contribution Agreement; (d) all intellectual property, goodwill, licenses and sublicenses granted and obtained with respect thereto (including all rights to the “SmartStop
®
” brand and “Strategic Storage
®
” related trademarks); (e) SAM’s processes, practices, procedures and workforce related to the self storage business (then consisting of a total of approximately 350 on-site
self storage employees, regional and district managers, other personnel and the then current executive management team of the Company); and (f) certain other assets as set forth in the Contribution Agreement, in exchange for $769,126 in cash, assumption of existing debt in the amount of $15 million, and 8,698,956
Class A-1
limited partnership units of the Operating Partnership
(“Class A-1
Units”) and 3,283,302
Class A-2
limited partnership units of the Operating Partnership
(“Class A-2
Units”). For a description of the
Class A-1
Units and
Class A-2
Units, see below under the heading “Third Amended and Restated Limited Partnership Agreement and Redemption of Limited Partner Interest Agreement.”
Third Amended and Restated Limited Partnership Agreement and Redemption of Limited Partner Interest Agreement
On June 28, 2019, we entered into the Third Amended and Restated Limited Partnership Agreement of the Operating Partnership (the “Operating Partnership Agreement”), which amended and superseded the Second Amended and Restated Limited Partnership Agreement (the “Former OP Agreement”), and a Redemption of Limited Partner Interest Agreement (the “Redemption of Limited Partner Interest Agreement”) with the Former External Advisor and the Operating Partnership, pursuant to which the Operating Partnership redeemed all of the limited partnership interests held by the Former External Advisor in the Operating Partnership. As a result of the Redemption of Limited Partner Interest Agreement and the Self Administration Transaction, the Former External Advisor’s parent entity, SAM and its affiliates no longer hold either their previously existing 20,000 limited partnership units or their special limited partnership interest in the Operating Partnership; however, SAM received cash of $200,000 and also now holds
Class A-1
Units and
Class A-2
Units in the Operating Partnership, as further described below.
In addition, the revised Operating Partnership Agreement created two new classes of units issued to SS OP Holdings in connection with the Self Administration Transaction:
Class A-1
Units and
Class A-2
Units.
The
Class A-1
Units are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. In addition, until June 28, 2021 (the
“Lock-Up
Expiration”), the
Class A-1
Units may not be sold, pledged, or otherwise transferred or encumbered except in certain limited circumstances set forth in the Contribution Agreement. The
Class A-1
Units are otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership. The
Class A-2
Units may convert into
Class A-1
Units as earnout consideration, as described below. The
Class A-2
Units are not entitled to cash distributions or the allocation of any profits or losses in the Operating Partnership until the
Class A-2
Units are converted into
Class A-1
Units.
The conversion features of the
Class A-2
Units are as follows: (A) the first time the aggregate incremental assets under management (“AUM”) (as defined in the Operating Partnership Agreement) of the Operating Partnership equals or exceeds $300,000,000, one-third
of the
Class A-2
Units will automatically convert into
Class A-1
Units, (B) the first time the incremental AUM of the Operating Partnership equals or exceeds $500,000,000, an additional one-third
of the
Class A-2
Units will automatically convert into
Class A-1
Units, and (C) the first time the incremental AUM equals or exceeds $700,000,000, the remaining one-third
of the
Class A-2
Units will automatically convert into
Class A-1
Units (each an “Earnout Achievement Date”). On each Earnout Achievement Date, the
Class A-2
Units will automatically convert into
Class A-1
Units based on an earnout unit exchange ratio, which is equal to $10.66 divided by the then current value of our Class A common stock. The
Class A-2
Units conversion rights will expire seven years following the closing date of the Self Administration Transaction. Notwithstanding the foregoing, the earnout consideration will be earned and automatically convert in the event of an “Earnout Acceleration Event” (as defined in the Operating Partnership Agreement), which includes each of the following: certain change of control events (as described in the Operating Partnership Agreement), or H. Michael Schwartz being removed either as a member of our board of directors or as one of our executive officers for any reason other than for cause.

The Redemption of Limited Partner Interest Agreement contained various customary representations and warranties.
Membership Interest Purchase Agreement – Ladera Office
On June 28, 2019, immediately following the Self Administration Transaction, SAM and its then wholly-owned subsidiary, 10 Terrace Rd, LLC (“10 Terrace Rd”), and SmartStop Storage Advisors, LLC (“SSA”), our indirect subsidiary, entered into a Membership Interest Purchase Agreement (the “Membership Interest Purchase Agreement”), pursuant to which SSA purchased 100% of the membership interests in 10 Terrace Rd for $6.5 million, payable through the assumption of existing debt in the amount of approximately $4.2 million, and cash in the amount of approximately $2.3 million. 10 Terrace Rd is the owner of an office condominium located at 10 Terrace Rd., Ladera Ranch, California (the “Ladera Office”) which, as a result of the Membership Interest Purchase Agreement, we now indirectly own. The Ladera Office houses our corporate headquarters.
Fair Value of Consideration Transferred
We accounted for the Contribution Agreement and Membership Interest Purchase Agreement discussed above as a business combination under the acquisition method of accounting. During the nine months ended September 30, 2019, we incurred approximately $1.6 million for legal fees and fees and expenses of our other professional and financial advisors related to the Self Administration Transaction, which are included in the self administration transaction expenses line-item in the accompanying consolidated statements of operations.
The estimated fair value of the consideration transferred totaled approximately $111.3 million and consisted of the following:

Estimated Fair Value of Consideration Transferred
Cash (1)	$3,918,185
Class A-1 Units	63,643,000
Class A-2 Units (contingent earnout)	30,900,000

Total Consideration Transferred	98,461,185

Fair value of our preexisting 50% equity interests	12,800,000

Total	$111,261,185

(1)	We assumed a net asset of approximately $0.5 million, which per the Contribution Agreement we were required to pay to SAM the value thereof and such amount was included above as cash consideration.
As a result of this acquisition, we remeasured the book value of our preexisting 50% equity method investments in our Tenant Programs joint ventures to fair value, which resulted in a gain of approximately $8.0 million which was presented in the gain resulting from acquisition of unconsolidated affiliates line-item in our consolidated statements of operations as of the date of the acquisition. The fair values of the Tenant Programs joint ventures were determined based on a discounted cash flow valuation of the projected cash flows.

The estimated fair value of the
Class A-1
Units issued was determined using the Company’s then current net asset value, which was based on an income approach to value the properties and the valuation of the assets acquired in the Self Administration Transaction, as described herein, adjusted for market related adjustments and illiquidity discounts.
These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2. The key assumptions used in estimating the fair value of the
Class A-1
Units and
Class A-2
Units consideration included (i) a marketability discount of 5%, (ii) a capitalization rate of 5.16%, and (iii) annual net operating income.
The estimated fair value of the contingent earnout,
Class A-2
Units, was determined using the net asset value calculation described above and further adjusted based on a discounted probability weighted forecast of achieving the requisite AUM thresholds. Subsequent to the completion of the Self Administration Transaction, such liability is required to be recorded at fair value. For additional information, see Note 5 – Self Administration Transaction – Intangible Assets, Goodwill and Certain Other Assets and Liabilities. As of September 30, 2020, we have added incremental assets under management of approximately $219 million since the close of the Self Administration Transaction.
Allocation of Consideration
The consideration transferred pursuant to the Self Administration Transaction was allocated to the assets acquired and liabilities assumed, based upon their estimated fair values as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Identifiable Assets Acquired at Fair Value
Cash and cash equivalents	$36,443
Restricted cash	94,999
Land	975,000
Building	5,389,000
Site Improvements	136,000
Equipment, furniture and fixtures	651,000
Investments in Managed REITs	5,600,000
Other assets	1,084,629
Intangibles - customer relationships	1,600,000
Trademarks	19,800,000
Intangibles - management contracts	24,900,000

Total identifiable assets acquired	$60,267,071

Identifiable Liabilities Assumed at Fair Value
Debt	$19,219,126
Accounts payable and accrued expenses	722,286
Deferred tax liabilities, net	7,415,654

Total liabilities assumed	$27,357,066

Net identifiable assets acquired	$32,910,005
Goodwill	78,372,980
Non-controlling interest related to consolidated Tenant Programs joint ventures	(21,800)

Net assets acquired	$111,261,185

The fair value estimate of property and equipment utilized a combination of the income, cost and market approaches, depending on the characteristics of the asset classification. The fair value of land was determined using the market approach, which considers sales of comparable assets and applies compensating factors for any differences specific to the particular assets. Equipment was valued based on estimated replacement cost. Building and site improvements were valued using the cost approach using a direct cost model built on estimates of replacement cost.
The intangible assets acquired primarily consist of trademarks and the property management and advisory contracts related to the Managed REITs. The value of the property management and advisory contracts were determined based on a discounted cash flow valuation of the projected cash flows of the acquired contracts. The deferred tax liability is the result of differences between the GAAP carrying value of certain amortizing assets and the carrying value for tax purposes related to activities which are conducted through our TRS.
The goodwill recognized was supported by several factors, including that the Company becoming self-managed; additionally, the Managed REIT Platform business brings an established management platform with numerous strategic benefits including growth from new income streams and the ability to offer new products.
The results of the acquisition have been included in our consolidated statements of operations since the closing date of the transaction.
Fair Value of Equity Exchanged Related to the Redemption of Limited Partnership Interests
In connection with the Redemption of Limited Partner Interest Agreement and the Contribution Agreement, the Former External Advisor redeemed its special limited partnership interest and 20,000 limited partnership units in the Operating Partnership in exchange for $200,000 in cash and
Class A-1
Units. The exchange was accounted for as a transaction among equity holders with no gain or loss recognized. The fair value of the special limited partnership interest contributed was determined to be approximately $18.8 million, while the book value of the
Class A-1
Units issued that was recorded in noncontrolling interest was approximately $9.1 million. The difference between the fair value of the special limited partnership interest received and the book value of the Operating Partnership Units issued was recorded to additional paid in capital.
The estimated fair value of the
Class A-1
Units issued was determined consistent with the methodology described above. The fair value of the special limited partnership interest was determined based on discounted projections of the future value of the special limited partnership interest which included various assumptions, including estimated future distributions and the related timing thereto.
Administrative Services Agreement
On June 28, 2019, we along with our Operating Partnership, the TRS and SSA (collectively, the “Company Parties”) entered into an Administrative Services Agreement with SAM (the “Administrative Services Agreement”), which, as amended, requires that the Company Parties will be reimbursed for providing certain operational and administrative services to SAM which may include, without limitation, accounting and financial support, IT support, HR support, advisory services and operations support, and administrative support as set forth in the Administrative Services Agreement and SAM will be reimbursed for providing certain operational and administrative services to the Company Parties which may include, without limitation, due diligence support, marketing, fulfillment and offering support, events support, insurance support, and administrative and facilities support. SAM will receive reimbursement based on the actual costs for providing its services and the Company Parties will receive monthly reimbursement based on actual cost for providing its services under the Administrative Services Agreement. SAM will also pay the Company Parties an allocation of rent and overhead for the portion it occupies in the Ladera Office. Such agreement has a term of three years and is subject to certain adjustments as defined in the agreement.

Note 4. Self Administration Transaction
Overview
On June 28, 2019, we, our Operating Partnership and our TRS entered into a series of transactions, agreements, and amendments to our existing agreements and arrangements with our then-sponsor SAM and SS OP Holdings, a subsidiary of SAM, pursuant to which, effective June 28, 2019, we acquired the self storage advisory, asset management and property management businesses and certain joint venture interests of SAM, along with certain other assets of SAM. As a result of the Self Administration Transaction, SAM is no longer our sponsor, and we are now self-managed and succeed to the advisory, asset management and property management businesses and certain joint ventures previously in place for us, SST IV, SSGT II and we now have the internal capability to originate, structure and manage additional investment products which would be sponsored by SRA. The Self Administration Transaction and the other transactions discussed herein were approved by our board of directors at the recommendation of a special committee of our board of directors comprised solely of independent directors.
Agreements
Contribution Agreement
On June 28, 2019, we along with our Operating Partnership, as contributee, and SAM and SS OP Holdings, as contributor, entered into a Contribution Agreement (the “Contribution Agreement”) whereby the Operating Partnership acquired the Self Storage Platform and certain other assets, including (a) SAM’s, or its subsidiaries’, 100% membership interests in our Former External Advisor and Former External Property Managers, the advisor and property manager for SST IV, the advisor and property manager for SSGT II, entities related to the Tenant Programs joint ventures, and certain entities related to SAM’s self storage business in Canada; (b) all equipment, furnishings, fixtures and computer equipment as set forth in the Contribution Agreement; (c) certain personal property as set forth in the Contribution Agreement; (d) all intellectual property, goodwill, licenses and sublicenses granted and obtained with respect thereto (including all rights to the “SmartStop
®
” brand and “Strategic Storage
®
” related trademarks), (e) SAM’s processes, practices, procedures and workforce related to the self storage business (then consisting of a total of approximately 350 on-site
self storage employees, regional and district managers, other personnel and the then current executive management team of the Company), and (f) certain other assets as set forth in the Contribution Agreement, in exchange for $769,126 in cash, assumption of existing debt in the amount of $15 million, and 8,698,956
Class A-1
limited partnership units of the Operating Partnership
(“Class A-1
Units”) and 3,283,302
Class A-2
limited partnership units of the Operating Partnership
(“Class A-2
Units”). For a description of the
Class A-1
Units and
Class A-2
Units, see below under the heading “Third Amended and Restated Limited Partnership Agreement and Redemption of Limited Partner Interest Agreement.”
The Contribution Agreement contains customary representations, warranties, covenants, agreements and indemnification obligations and rights of us, the Operating Partnership, SAM and SS OP Holdings.
Third Amended and Restated Limited Partnership Agreement and Redemption of Limited Partner Interest Agreement
On June 28, 2019, we entered into the Third Amended and Restated Limited Partnership Agreement of the Operating Partnership, (the “Operating Partnership Agreement”), which amended and superseded the Second Amended and Restated Limited Partnership Agreement (the “Former OP Agreement”), and a Redemption of Limited Partner Interest Agreement (the “Redemption of Limited Partner Interest Agreement”) with the Former External Advisor and the Operating Partnership, pursuant to which the Operating Partnership redeemed all of the limited partnership interests held by the Former External Advisor in the Operating Partnership. As a result of the Redemption of Limited Partner Interest Agreement and the Self Administration Transaction, the Former External Advisor’s parent entity, SAM and its affiliates no longer hold either their previously existing 20,000 limited partnership units or their special limited partnership interest in the Operating Partnership; however, SAM received cash of $200,000 and also now holds
Class A-1
Units and
Class A-2
Units in the Operating Partnership, as further described below.
As a result of the entry into the above-described Redemption of Limited Partner Interest Agreement and the Operating Partnership Agreement (1) references to the limited partner interests previously held by the Former External Advisor in the Operating Partnership have been removed from the Operating Partnership Agreement in connection with the redemption of such interests pursuant to the Redemption of Limited Partner Interest Agreement and (2) provisions related to the subordinated incentive distributions payable to the Former External Advisor pursuant to the special limited partnership interests have been removed from the Operating Partnership Agreement. Accordingly, we and our Operating Partnership will no longer have any obligation to make the Subordinated Share of Net Sale Proceeds, Subordinated Distribution Due Upon Termination of Advisory Agreement, Subordinated Incentive Listing Distribution, or Subordinated Distribution Due Upon Extraordinary Transaction (each as defined in the Former OP Agreement).
In addition, the revised Operating Partnership Agreement created two new classes of units issued to SS OP Holdings in connection with the Self Administration Transaction:
Class A-1
Units and
Class A-2
Units.
The
Class A-1
Units are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. In addition, until June 28, 2021 (the
“Lock-Up
Expiration”), the
Class A-1
Units may not be sold, pledged, or otherwise transferred or encumbered except in certain limited circumstances set forth in the Contribution Agreement. The
Class A-1
Units are otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership. The
Class A-2
Units may convert into
Class A-1
Units as earnout consideration, as described below. The
Class A-2
Units are not entitled to cash distributions or the allocation of any profits or losses in the Operating Partnership until the
Class A-2
Units are converted into
Class A-1
Units.
The conversion features of the
Class A-2
Units are as follows: (A) the first time the aggregate incremental assets under management (“AUM”) (as defined in the Operating Partnership Agreement) of the Operating Partnership equals or exceeds $300,000,000, one-third
of the
Class A-2
Units will automatically convert into
Class A-1
Units, (B) the first time the incremental AUM of the Operating Partnership equals or exceeds $500,000,000, an additional one-third
of the
Class A-2
Units will automatically convert into
Class A-1
Units, and (C) the first time the incremental AUM equals or exceeds $700,000,000, the remaining one-third
of the
Class A-2
Units will automatically convert into
Class A-1
Units (each an “Earnout Achievement Date”). On each Earnout Achievement Date, the
Class A-2
Units will automatically convert into
Class A-1
Units based on an earnout unit exchange ratio, which is equal to $10.66 divided by the then current value of our Class A common stock. The
Class A-2
Units conversion rights will expire seven years following the closing date of the Self Administration Transaction. Notwithstanding the foregoing, the earnout consideration will be earned and automatically convert in the event of an “Earnout Acceleration Event” (as defined in the Operating Partnership Agreement), which includes each of the following: certain change of control events (as described in the Operating Partnership Agreement), or H. Michael Schwartz being removed either as a member of our board of directors or as one of our executive officers for any reason other than for cause.
The Operating Partnership Agreement also provides the
Class A-1
unitholders a vote on “Extraordinary Matters” which includes any merger, sale of all or substantially all of our assets, share exchange, conversion, dissolution or amendment of our charter, in each case where the vote of our stockholders is required under Maryland law (the “OP Consent”). The OP Consent will be determined by a vote of the partners of the Operating Partnership, with our vote, as General Partner of the Operating Partnership, being voted in proportion to the votes cast by our stockholders on the Extraordinary Matter.
The Redemption of Limited Partner Interest Agreement contained various customary representations and warranties.
Membership Interest Purchase Agreement – Ladera Office
On June 28, 2019, immediately following the Self Administration Transaction, SAM and its then wholly-owned subsidiary, 10 Terrace Rd, LLC (“10 Terrace Rd”), and SmartStop Storage Advisors, LLC (“SSA”), our indirect subsidiary, entered into a Membership Interest Purchase Agreement (the “Membership Interest Purchase Agreement”), pursuant to which SSA purchased 100% of the membership interests in 10 Terrace Rd for $6.5 million, payable through the assumption of existing debt in the amount of approximately $4.2 million, and cash in the amount of approximately $2.3 million. 10 Terrace Rd is the owner of an office condominium located at 10 Terrace Rd., Ladera Ranch, California (the “Ladera Office”) which, as a result of the Membership Interest Purchase Agreement, we now indirectly own. The Ladera Office houses our corporate headquarters.

Fair Value of Consideration Transferred
We accounted for the Contribution Agreement and Membership Interest Purchase Agreement discussed above as a business combination under the acquisition method of accounting. During the year ended December 31, 2019, we incurred approximately $1.6 million for legal fees and fees and expenses of our other professional and financial advisors related to the Self Administration Transaction, which are included in the self administration transaction expenses line-item in the accompanying consolidated statements of operations.
The estimated fair value of the consideration transferred totaled approximately $111.3 million and consisted of the following:

Estimated Fair Value of Consideration Transferred
Cash (1)	$3,918,185
Class A-1 Units	63,643,000
Class A-2 Units (contingent earnout)	30,900,000

Total Consideration Transferred	98,461,185

Fair value of our preexisting 50% equity interests	12,800,000

Total	$111,261,185

(1)	We assumed a net asset of approximately $0.5 million, which per the Contribution Agreement we were required to pay to SAM the value thereof and such amount was included above as cash consideration.
As a result of this acquisition, we remeasured the book value of our preexisting 50% equity method investments in our Tenant Programs joint ventures to fair value, which resulted in a gain of approximately $8.0 million which was presented in the gain resulting from acquisition of unconsolidated affiliates line-item in our consolidated statements of operations. The fair values of the Tenant Programs joint ventures were determined based on a discounted cash flow valuation of the projected cash flows.
The estimated fair value of the
Class A-1
Units issued was determined using the Company’s net asset value, which was based on an income approach to value the properties and the valuation of the assets acquired in the Self Administration Transaction, as described herein, adjusted for market related adjustments and illiquidity discounts.
These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2. The key assumptions used in estimating the fair value of the
Class A-1
Units and
Class A-2
Units consideration included (i) a marketability discount of 5%, (ii) a capitalization rate of 5.16% and (iii) annual net operating income.

The estimated fair value of the contingent earnout,
Class A-2
Units, was determined using the net asset value calculation described above and further adjusted based on a discounted probability weighted forecast of achieving the requisite AUM thresholds. Subsequent to the completion of the Self Administration Transaction, such liability is required to be recorded at fair value. During the year ended December 31, 2019, subsequent to the Self Administration Transaction, such liability increased by $200,000 to $31.1 million based on an updated discounted probability weighted forecast. As of December 31, 2019, we had added incremental assets under management of approximately $135 million since the close of the Self Administration Transaction.

Allocation of Consideration
The consideration transferred pursuant to the Self Administration Transaction was allocated to the assets acquired and liabilities assumed, based upon their estimated fair values as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Identifiable Assets Acquired at Fair Value
Cash and cash equivalents	$36,443
Restricted cash	94,999
Land	975,000
Building	5,389,000
Site Improvements	136,000
Equipment, furniture and fixtures	651,000
Investments in Managed REITs	5,600,000
Other assets	1,084,629
Intangibles - customer relationships	1,600,000
Trademarks	19,800,000
Intangibles - management contracts	24,900,000

Total identifiable assets acquired	$60,267,071

Identifiable Liabilities Assumed at Fair Value
Debt	$19,219,126
Accounts payable and accrued expenses	722,286
Deferred tax liabilities, net	7,415,654

Total liabilities assumed	$27,357,066

Net identifiable assets acquired	$32,910,005
Goodwill	78,372,980
Non-controlling interest related to consolidated Tenant Programs joint ventures	(21,800)

Net assets acquired	$111,261,185

The fair value estimate of property and equipment utilized a combination of the income, cost and market approaches, depending on the characteristics of the asset classification. The fair value of land was determined using the market approach, which considers sales of comparable assets and applies compensating factors for any differences specific to the particular assets. Equipment was valued based on estimated replacement cost. Building and site improvements were valued using the cost approach using a direct cost model built on estimates of replacement cost.
The intangible assets acquired primarily consist of trademarks and the property management and advisory contracts related to the Managed REITs. The value of the property management and advisory contracts were determined based on a discounted cash flow valuation of the projected cash flows of the acquired contracts. The deferred tax liability is the result of differences between the GAAP carrying value of certain amortizing assets and the carrying value for tax purposes related to activities which are conducted through our TRS.
The goodwill recognized is supported by several factors, including that the Company is now self-managed; additionally, the Managed REIT Platform business brings an established management platform with numerous strategic benefits including growth from new income streams and the ability to offer new products.

The results of the acquisition have been included in our consolidated statements of operations since the closing date of the transaction.
Debt Assumed
Secured debt – Ladera Office Loan
In connection with the Membership Interest Purchase Agreement, we, through 10 Terrace Rd, assumed a loan (the “Ladera Office Loan”) with KeyBank National Association (“KeyBank”) with a principal amount of approximately $4.2 million. The Ladera Office Loan is secured by a first priority deed of trust on the Ladera Office, a promissory note, an assignment of all related leases and rents and a perfected first priority security interests in all personal property, escrows and reserves; additionally, our Operating Partnership provided a non-recourse
carve-out
guaranty in favor of KeyBank.
The Ladera Office Loan accrues interest at a fixed rate of 4.29% per annum through the maturity date of November 1, 2026. The loan contains a number of other customary terms and covenants.
KeyBank Tenant Program Loan
In connection with the Contribution Agreement, we assumed a term loan with KeyBank in an amount of approximately $15 million (the “KeyBank Tenant Program Loan”). Pursuant to the assumption of the KeyBank Tenant Program Loan, our Executive Chairman and an entity controlled by him continued to be borrowers under the loan. We provided an indemnity to our Executive Chairman and the entity controlled by him against all obligations under the loan. The KeyBank Tenant Program Loan incurred interest at a rate of
1-month
Libor plus 350 basis points, resulting in an initial interest rate of approximately 5.90%. Additionally, our Operating Partnership provided a full guaranty in favor of KeyBank.
The KeyBank Tenant Program Loan was paid off in full on October 29, 2019 in connection with the issuance of Series A Convertible Preferred Stock.
Fair Value of Equity Exchanged Related to the Redemption of Limited Partnership Interests
In connection with the Redemption of Limited Partner Interest Agreement and the Contribution Agreement, the Former External Advisor redeemed its special limited partnership interest and 20,000 limited partnership units in the Operating Partnership in exchange for $200,000 in cash and
Class A-1
Units. The exchange was accounted for as a transaction among equity holders with no gain or loss recognized. The fair value of the special limited partnership interest contributed was determined to be approximately $18.8 million, while the book value of the
Class A-1
Units issued that was recorded in noncontrolling interest was approximately $9.1 million. The difference between the fair value of the special limited partnership interest received and the book value of the Operating Partnership Units issued was recorded to additional paid in capital.
The estimated fair value of the
Class A-1
Units issued was determined consistent with the methodology described above. The fair value of the special limited partnership interest was determined based on discounted projections of the future value of the special limited partnership interest which included various assumptions, including estimated future distributions and the related timing thereto.

Administrative Services Agreement
On June 28, 2019, we along with our Operating Partnership, the TRS and SSA (collectively, the “Company Parties”) entered into an Administrative Services Agreement with SAM (the “Administrative Services Agreement”), pursuant to which the Company Parties will be reimbursed for providing certain operational and administrative services to SAM which may include, without limitation, accounting and financial support, IT support, HR support, advisory services and operations support, and administrative support as set forth in the Administrative Services Agreement and SAM will be reimbursed for providing certain operational and administrative services to the Company Parties which may include, without limitation, due diligence support, marketing, fulfillment and offering support, events support, insurance support, and administrative and facilities support. SAM will receive a monthly administrative service fee for providing its services and the Company Parties will receive monthly reimbursement based on the amount of services provided under the Administrative Services Agreement. SAM will also pay the Company Parties an allocation of rent and overhead for the portion it occupies in the Ladera Office. Such agreement has a term of three years, and is subject to certain adjustments as defined in the agreement.
Registration Rights Agreement
On June 28, 2019, we and our Operating Partnership entered into a registration rights agreement (the “Registration Rights Agreement”) with SS OP Holdings and certain other parties (collectively, the “Holders”). Pursuant to the Registration Rights Agreement, the Holders have the right after the
Lock-Up
Expiration to request us to register for resale under the Securities Act of 1933, as amended, shares of our common stock issued or issuable to such Holder. We are required to use commercially reasonable efforts to file a registration statement on Form
S-3
within 30 days of such request and within 60 days of such request in the case of a registration statement on Form
S-11
or such other appropriate form. We will cause such registration statement to become effective as soon as reasonably practicable thereafter. The Registration Rights Agreement also grants the Holders certain “piggyback” registration rights after the
Lock-Up
Expiration.
Severance Plan
In connection with the Self Administration Transaction, we entered into severance agreements with each of our executive officers (collectively, the “Severance Agreements”). Each of the Severance Agreements for our executive officers (collectively, the “Executive Officer Severance Agreements”) provide for separation payments upon the termination of the executive officer’s employment under various conditions. The level of severance pay varies among executive officers and depends upon the circumstances of the termination of their employment. If the executive officer violates any of the restrictive covenants set forth in the Executive Officer Severance Agreements, that executive officer’s right to receive severance payments pursuant to the Executive Officer Severance Agreements will end immediately.